Property And Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 152,100,000	$ 161,000,000	$ 163,200,000
Capitalized software costs, Gross	398,000,000	378,800,000
Capitalized software costs, Net	165,700,000	177,900,000
Amortization of capitalized software costs	46,200,000	45,200,000	42,200,000
Remaining weighted average amortization period	4 years 4 months 24 days
Asset impairment, capitalized software	138,540,000	11,427,000	51,295,000
Capitalized Software
Property, Plant and Equipment [Line Items]
Remaining weighted average amortization period	3 years 7 months 6 days
Asset impairment, capitalized software			$ 51,300,000